Document and Entity Information	Oct. 21, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	Reinvent Technology Partners Y
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40216
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	215 Park Avenue
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	457-1272
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828108
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-eighth of one redeemable warrant
Trading Symbol	RTPY.U
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RTPY
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RTPY WS
Security Exchange Name	NASDAQ